Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

December 31, 2020

AFF35-QTLY-0221
1.811337.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $379,945)	380,000	379,944
	Shares	Value

Domestic Equity Funds - 45.8%
Fidelity Advisor Series Equity Growth Fund (b)	9,648,832	$155,635,664
Fidelity Advisor Series Growth Opportunities Fund (b)	6,617,391	108,061,998
Fidelity Advisor Series Small Cap Fund (b)	5,345,836	71,153,075
Fidelity Series All-Sector Equity Fund (b)	5,907,165	67,814,248
Fidelity Series Commodity Strategy Fund (b)	15,523,062	71,250,856
Fidelity Series Large Cap Stock Fund (b)	15,161,612	249,408,526
Fidelity Series Large Cap Value Index Fund (b)	2,048,484	27,060,475
Fidelity Series Opportunistic Insights Fund (b)	7,158,819	144,966,084
Fidelity Series Small Cap Opportunities Fund (b)	5,631,311	90,269,915
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,458,130	158,716,574
Fidelity Series Value Discovery Fund (b)	11,300,348	161,933,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $985,349,331)		1,306,271,406

International Equity Funds - 37.5%
Fidelity Series Canada Fund (b)	5,039,442	58,205,553
Fidelity Series Emerging Markets Fund (b)	3,704,903	42,013,604
Fidelity Series Emerging Markets Opportunities Fund (b)	15,240,600	380,405,375
Fidelity Series International Growth Fund (b)	10,070,260	179,049,221
Fidelity Series International Small Cap Fund (b)	2,729,616	56,039,025
Fidelity Series International Value Fund (b)	17,476,308	176,335,945
Fidelity Series Overseas Fund (b)	14,218,348	176,307,516
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $780,519,570)		1,068,356,239

Bond Funds - 15.4%
Fidelity Series Emerging Markets Debt Fund (b)	1,584,535	15,116,463
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	491,972	5,323,140
Fidelity Series Floating Rate High Income Fund (b)	303,335	2,757,315
Fidelity Series High Income Fund (b)	1,869,841	17,688,700
Fidelity Series Inflation-Protected Bond Index Fund (b)	5,159,000	55,356,068
Fidelity Series International Credit Fund (b)	140,232	1,434,574
Fidelity Series Investment Grade Bond Fund (b)	22,534,970	268,616,842
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,818,264	62,523,481
Fidelity Series Real Estate Income Fund (b)	1,005,827	10,561,185
TOTAL BOND FUNDS
(Cost $427,103,436)		439,377,768

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 0.11% (c)	3,405,489	3,406,170
Fidelity Series Government Money Market Fund 0.13% (b)(d)	28,392,319	28,392,319
Fidelity Series Short-Term Credit Fund (b)	409,241	4,190,624
TOTAL SHORT-TERM FUNDS
(Cost $35,835,935)		35,989,113
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,229,188,217)		2,850,374,470
NET OTHER ASSETS (LIABILITIES) - 0.0%		(474,403)
NET ASSETS - 100%		$2,849,900,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	March 2021	$1,499,520	$(356)	$(356)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	69	March 2021	7,351,260	4,615	4,615
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	March 2021	2,125,530	(60,639)	(60,639)
TOTAL FUTURES CONTRACTS					$(56,380)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,944.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,471
Total	$4,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$114,522,055	$44,816,749	$41,461,971	$32,648,606	$11,082,547	$26,676,284	$155,635,664
Fidelity Advisor Series Growth Opportunities Fund	73,638,931	34,052,318	37,209,295	27,263,859	8,702,851	28,877,193	108,061,998
Fidelity Advisor Series Small Cap Fund	47,751,941	6,646,284	10,994,654	2,358,513	815,334	26,934,170	71,153,075
Fidelity Series All-Sector Equity Fund	49,590,654	8,235,074	12,257,469	4,614,330	224,290	22,021,699	67,814,248
Fidelity Series Canada Fund	37,024,368	10,988,976	6,135,436	1,213,928	(214,649)	16,542,294	58,205,553
Fidelity Series Commodity Strategy Fund	68,352,483	7,786,639	19,418,581	300,275	(6,299,334)	20,829,649	71,250,856
Fidelity Series Emerging Markets Debt Fund	12,981,935	934,604	1,184,838	558,054	(16,774)	2,401,536	15,116,463
Fidelity Series Emerging Markets Debt Local Currency Fund	-	5,045,059	63,418	30,683	1,190	340,309	5,323,140
Fidelity Series Emerging Markets Fund	22,484,870	8,554,225	4,847,386	576,568	210,233	15,611,662	42,013,604
Fidelity Series Emerging Markets Opportunities Fund	211,577,730	69,645,379	43,737,346	11,137,913	3,122,125	139,797,487	380,405,375
Fidelity Series Floating Rate High Income Fund	2,531,893	183,904	286,654	92,658	(20,397)	348,569	2,757,315
Fidelity Series Government Money Market Fund 0.13%	61,123,470	27,237,038	59,968,189	55,859	-	-	28,392,319
Fidelity Series High Income Fund	15,619,822	1,190,831	1,433,272	735,471	(18,891)	2,330,210	17,688,700
Fidelity Series Inflation-Protected Bond Index Fund	43,283,139	16,038,054	6,855,059	715,462	36,919	2,853,015	55,356,068
Fidelity Series International Credit Fund	1,255,935	89,972	-	89,973	-	81,073	1,434,574
Fidelity Series International Growth Fund	159,525,947	34,749,641	49,153,971	24,786,461	14,863,004	19,064,600	179,049,221
Fidelity Series International Small Cap Fund	37,872,465	1,786,923	3,536,178	447,546	470,535	19,445,280	56,039,025
Fidelity Series International Value Fund	141,256,185	14,976,390	35,946,363	4,837,742	(2,542,746)	58,592,479	176,335,945
Fidelity Series Investment Grade Bond Fund	170,446,727	121,432,438	28,214,745	12,435,102	(199,028)	5,151,450	268,616,842
Fidelity Series Large Cap Stock Fund	182,782,284	28,136,624	30,567,532	13,193,382	415,372	68,641,778	249,408,526
Fidelity Series Large Cap Value Index Fund	19,088,826	3,121,413	2,542,773	552,175	94,646	7,298,363	27,060,475
Fidelity Series Long-Term Treasury Bond Index Fund	49,540,814	28,397,977	6,767,698	6,608,576	176,316	(8,823,928)	62,523,481
Fidelity Series Opportunistic Insights Fund	107,095,088	34,959,781	33,050,608	17,435,838	6,765,997	29,195,826	144,966,084
Fidelity Series Overseas Fund	131,293,945	12,915,936	24,281,856	1,945,955	(403,440)	56,782,931	176,307,516
Fidelity Series Real Estate Income Fund	8,460,420	909,688	898,291	622,684	(72,268)	2,161,636	10,561,185
Fidelity Series Short-Term Credit Fund	3,966,069	113,995	34,527	76,917	283	144,804	4,190,624
Fidelity Series Small Cap Opportunities Fund	60,434,430	8,245,498	13,379,746	1,856,286	1,058,157	33,911,576	90,269,915
Fidelity Series Stock Selector Large Cap Value Fund	112,755,143	15,327,329	17,453,730	3,327,056	(933,927)	49,021,759	158,716,574
Fidelity Series Value Discovery Fund	116,977,516	13,011,337	19,747,744	3,316,386	454,133	51,238,749	161,933,991
	$2,063,235,085	$559,530,076	$511,429,330	$173,834,258	$37,772,478	$697,472,453	$2,846,588,356

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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